Prepaid Expenses, Taxes and Other Current Assets - Schedule of Prepaid Expenses, Taxes and Other Current Assets (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Advance Payment To Suppliers
Prepaid expenses	$ 42,138	$ 76,597
Advance payment to suppliers	196,101	122,616	96,717
Prepaid expenses, taxes and other current assets	$ 238,239	$ 199,213	$ 96,717